April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Investment Funds

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/Newton International Equity Fund

-Dreyfus/Standish Global Fixed Income Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the "Funds")

 1933 Act File No.: 33-08214
 1940 Act File No.: 811-04813
 CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 189 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2017, with the exception of the Supplement to the Class T Prospectus dated March 31, 2017.

Please address any comments or questions to my attention at 412.236.9672.

Sincerely,

/s/ Bethany L. Marangoni
Bethany L. Marangoni
Paralegal